Loans	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Loans

Note 13 – Loans

Short-term loan

In 2010, Hongyuan entered a one-year loan agreement with Shanghai Pudong Development bank (“SPDB”) to borrow $4,950,400 (RMB 32 million) with a per annum interest rate of 6.435%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6 million with an annual interest rate of 1.3%, which is classified as restricted cash and the loan was also guaranteed by the Company’s CEO. The loan was paid off on September 14, 2011, and Hongyuan renewed the loan for another year with SPDB to borrow $5,033,600 (RMB 32 million) with per annum interest rate of 6.71%. On March 15, 2012, the loan was paid off and Hongyuan entered into a new loan agreement and borrowed $5,706,000 (RMB 36 million) for one year with a per annum interest rate of 7.22%. On March 15, 2013, Hongyuan entered an agreement to extend the loan to June 13, 2013, with an annual interest rate of 6.765%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6.5 million with an annual interest rate of 1.3%. The new loan is guaranteed by the Company’s CEO. On June 8, 2013, the loan was fully repaid. As of June 30, 2013 and 2012, the balance of short-term loan amounted to $0 and $5,702,400, respectively.

On February 7, 2013, Hongli entered into a one-year factoring loan agreement with SPDB to borrow $9,564,000 (RMB 60 million) with an annual interest rate of 6.6%. Hongli used its account receivables from Hongxin as collateral for the loan. Per the agreement, Hongli has the right to repurchase the pledged account receivables when the loan matures. Hongli then entered into an agreement to lend the money to Hongxin on terms identical to the factoring loan agreement (see Note 4). On April 8, 2013, Hongxin repaid the money by issuing notes guaranteed by its bank to Hongli. On April 30, 2013, Hongli fully repaid the loan.

Long-term loan

On April 2, 2011, Hongli entered into a loan agreement with Bairui Trust pursuant to which Bairui Trust agreed to loan Hongli the sum of approximately $58.2 million (RMB 360 million) with annual interest of 6.3%, of which approximately $29.1 million (RMB 180 million) would be due on April 2, 2013, and approximately $29.1 million (RMB 180 million) on April 2, 2014. The loan was issued on April 3, 2011 and guaranteed by Hongyuan and the Company’s CEO.

On November 30, 2011, Hongli entered into a supplemental agreement with Bairui Trust, pursuant to which approximately $4.9 million (RMB 30 million) with annual interest of 6.3% became due on October 2, 2012, approximately $16.2 million (RMB 100 million) with annual interest of 6.3%, became due on April 2, 2013, approximately $8.1 million (RMB 50 million) with annual interest of 6.3% would now be due on October 2, 2013, and approximately $29.1 million (RMB 180 million) with annual interest of 6.3% would now be due on April 2, 2014. For the $4.9 million (RMB 30 million) principal payment due on October 2, 2012, the Company entered into another supplemental agreement with Bairui Trust on October 8, 2012 to extend the due date to April 2, 2013 with an annual interest rate of 8.7% starting from October 3, 2012. The $4.9 million was paid in full on December 25, 2012. For the $16.2 million (RMB 100 million) principal payment due on April 2, 2013, the Company paid $3.2 million (RMB 20 million) on April 3, 2013, and entered into another supplemental agreement with Bairui Trust on April 23, 2013 to extend the due date for the remaining $13.0 million (RMB 80 million) as follows: (a) $3.2 million (RMB 20 million) has been extended to December 2, 2013 with an annual interest rate of 6.3% starting from April 23, 2013; (b) $4.9 million (RMB 30 million) has been extended to January 2, 2014 with an annual interest rate of 6.3% starting from April 23, 2013; and (c) $4.9 million (RMB 30 million) has been extended to February 2, 2014 with an annual interest rate of 6.3% starting from April 23, 2013. For the period between April 3, 2013 and April 23, 2013, Bairui Trust charged a 9.45% annual interest rate on the entire $13.0 million outstanding.

Weighted average interest rate of the short-term and long-term loans was 7.01% and 5.30% for the years ended June 30, 2013 and 2012, respectively. Interest expense for the years ended June 30, 2013 and 2012 amounted to $3,875,029 and $3,271,021, respectively, of which $0 and $914,688 was capitalized into CIP, respectively.